SCHEDULE OF OTHER INCOME (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Total	$ 117,934	$ 6,789	$ 36,078
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Bank interest income – third parties	1,930	642	876
Sundry income – related party		6,147
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Sundry income – related party	$ 116,004		$ 35,202